Long-term debt (Tables)	3 Months Ended
Nov. 30, 2024
Long-term debt.
Summary of long term debt

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Term loans, bearing interest at rates varying 9.44% and 13.87% per annum payable in monthly installments of $13,609 ending December 2026.	444,159	458,640
	444,159	458,640
Current portion of long-term debt	106,355	101,397
	337,804	357,243